SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 21 -        SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Allowance for Doubtful Accounts

Balance, as of January 1, 2011	341	2,419

Additions	169	31
Utilization	(222)	-
Write-offs, net of recoveries	-	(2,260)

Balance, as of December 31, 2011	288	190

Additions	196	258
Utilization	(208)	-
Write-offs, net of recoveries	-	(72)

Balance, as of December 31, 2012	$276	$376

Additions	186	17
Utilization	(190)	-
Write-offs, net of recoveries	-	(270)

Less: Held for sale	(43)	-

Balance, as of December 31, 2013	$229	$123